CONSOLIDATED FINANCIAL STATEMENTS DETAILS - Restricted Cash (Details) RUB in Millions, $ in Millions	Dec. 31, 2016 USD ($)	Dec. 31, 2016 RUB	Dec. 31, 2015 RUB
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	$ 9.5	RUB 578
Restricted cash, non-current
Non current restricted cash	7.3	442	RUB 533
Restricted Cash, Pledged Cash in Customs [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	2.1	128	335
Restricted Cash, Other [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents	0.1	8	12
Restricted cash, non-current
Non current restricted cash	0.3	17	23
Auto Ru
Restricted cash, non-current
Non current restricted cash	$ 7.0	RUB 425	510
Auto Ru | Restricted Cash, Escrow Account [Member]
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted Cash and Cash Equivalents			RUB 510